Cover - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Document Information Line Items
Entity Registrant Name	CANAGOLD RESOURCES LTD.
Entity Central Index Key	0000868822
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2025
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Common Stock Shares Outstanding		193,965,699
Entity File Number	0-18860
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	Suite #1250 - 625 Howe Street
Entity Address City Or Town	Vancouver
Entity Address, State or Province	BC
Entity Address Postal Zip Code	V6C 2T6
Security 12g Title	Common Shares, without par value
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Address Country	CA
Entity Interactive Data Current	Yes
Icfr Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Document Fin Stmt Error Correction Flag	false
Auditor Name	DAVIDSON & COMPANY LLP
Auditor Location	Vancouver, Canada
Auditor Firm Id	731
Auditor Opinion [Text Block]

Opinion on the consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Canagold Resources Ltd. (the “Company”), as of December 31, 2025 and 2024, and the related consolidated statements of comprehensive loss, changes in shareholders’ equity, and cash flows for the years ended December 31, 2025, 2024, and 2023 and the related notes and schedules (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for the years ended December 31, 2025, 2024, and 2023, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards).

Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	Canagold Resources Ltd.
Entity Address Address Line 2	Suite #1250 - 625 Howe Street
Entity Address City Or Town	Vancouver
Entity Address, State or Province	BC
Entity Address Postal Zip Code	V6C 2T6
City Area Code	604
Local Phone Number	685-9700
Entity Address Country	CA
Contact Personnel Name	Mihai Draguleasa
Contact Personnel Email Address	mihai@canagoldresources.com